PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net
Cost	$ 3,896,341	$ 3,824,361
Less: accumulated depreciation and amortization	(1,244,172)	(1,048,555)
Property and equipment, net	2,652,169	2,775,806
Buildings [Member]
Property and Equipment, Net
Cost	3,414,388	3,384,762
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	318,502	301,910
Leasehold improvements [Member]
Property and Equipment, Net
Cost	160,161	134,091
Motor vehicles [Member]
Property and Equipment, Net
Cost	2,732	2,717
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 558	$ 881